Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income (loss) before income taxes and noncontrolling interest
Income (loss) from continuing operations before income taxes and noncontrolling interest consisted of the following:

	Years ended December 31
In millions	2014	2013	2012
Federal (1)	$13.3	$328.7	$39.5
International	771.0	365.8	(185.6)
Income (loss) from continuing operations before income taxes and noncontrolling interest	$784.3	$694.5	$(146.1)

(1)	As a result of the Redomicile, “Federal” reflects income (loss) from continuing operations before income taxes and noncontrolling interest for the U.K. in 2014 and for Switzerland in 2013 and 2012.

Provision for Income Taxes
The provision (benefit) for income taxes consisted of the following:

	Years ended December 31
In millions	2014	2013	2012
Currently payable
Federal (1)	$(0.4)	$17.4	$6.5
International (2)	175.7	105.6	65.2
Total current taxes	175.3	123.0	71.7
Deferred
Federal (1)	2.2	18.9	1.3
International (2)	(0.2)	35.1	(140.2)
Total deferred taxes	2.0	54.0	(138.9)
Total provision (benefit) for income taxes	$177.3	$177.0	$(67.2)

(1)	As a result of the Redomicile, “Federal” represents U.K. taxes for 2014 and Swiss taxes for 2013 and 2012.

(2)	As a result of the Redomicile, "International" represents non-U.K. taxes for 2014 and non-Swiss taxes for 2013 and 2012

Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate
Reconciliations of the federal statutory income tax rate to our effective tax rate were as follows:

	Years ended December 31
Percentages	2014	2013	2012
Federal statutory income tax rate (1)	21.0	7.8	7.8
Tax effect of international operations (2)	(4.9)	10.4	23.5
Change in valuation allowances	3.4	5.7	—
Withholding taxes	2.3	1.1	—
Interest limitations	0.8	0.5	—
Non-deductible transaction costs	—	—	(5.9)
Impact of debt-financing	—	—	13.6
Resolution of tax audits	—	—	7.0
Effective tax rate	22.6	25.5	46.0

(1)	The statutory rate for 2014 reflects the U.K. statutory rate of 21 percent. For 2013 and 2012, the statutory rate reflects the Swiss statutory rate of 7.8 percent.

(2)	The tax effect of international operations for 2014 consists of non-U.K. jurisdictions. For 2013 and 2012, the tax effect of international operations consists of non-Swiss jurisdictions.

Reconciliations of Gross Unrecognized Tax Benefits
Reconciliations of the beginning and ending gross unrecognized tax benefits were as follows:

	Years ended December 31
In millions	2014	2013	2012
Beginning balance	$60.8	$53.4	$26.5
Gross increases for tax positions in prior periods	2.3	12.2	2.2
Gross decreases for tax positions in prior periods	(0.5)	(0.6)	(0.6)
Gross increases based on tax positions related to the current year	1.8	2.7	13.6
Gross decreases related to settlements with taxing authorities	(0.1)	(5.1)	(13.2)
Reductions due to statute expiration	(1.2)	(1.8)	(0.4)
Gross decreases due to currency fluctuations	(1.0)	—	—
Gross increases due to acquisitions	—	—	25.3
Ending balance	$62.1	$60.8	$53.4

Deferred Taxes
Deferred taxes were recorded in the Consolidated Balance Sheets as follows:

	December 31
In millions	2014	2013
Other current assets	$139.4	$149.7
Other non-current assets	87.9	92.4
Deferred tax liabilities	528.3	557.0
Net deferred tax liabilities	$301.0	$314.9

Tax Effects of Major Items Recorded as Deferred Tax Assets and Liabilities
The tax effects of the major items recorded as deferred tax assets and liabilities were as follows:

	December 31
In millions	2014	2013
Deferred tax assets
Accrued liabilities and reserves	$200.3	$192.2
Pension and other post-retirement benefits	68.4	76.8
Employee compensation & benefits	100.0	82.2
Tax loss and credit carryforwards	291.9	351.7
Total deferred tax assets	660.6	702.9
Valuation allowance	235.8	235.5
Deferred tax assets, net of valuation allowance	424.8	467.4
Deferred tax liabilities
Property, plant and equipment	51.6	57.9
Goodwill and other intangibles	645.6	697.1
Other liabilities	28.6	27.3
Total deferred tax liabilities	725.8	782.3
Net deferred tax liabilities	$301.0	$314.9